OFFSETTING (Details) (EUR €) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Offsetting Derivative Asset Securities Purchased Under Agreements To Resell Securities Borrowed [Abstract]
Gross amounts of recognised financial assets	€ 3,637	€ 4,531
Gross amounts of recognised financial liabilities set off in the balance sheet	0	(51)
Net amounts of financial assets presented in the balance sheet	3,637	4,480
Financial instruments collateral	(644)	(1,837)
Cash collateral received	(943)	(477)
Net amount	2,050	2,166
Offsetting Derivative Assets [Abstract]
Gross amounts of recognised financial assets	3,598	3,647
Gross amounts of recognised financial liabilities set off in the balance sheet	0	0
Net amounts of financial assets presented in the balance sheet	3,598	3,647
Financial instruments collateral	(619)	(1,008)
Cash collateral received	(943)	(477)
Net amount	2,036	2,162
Offsetting Derivative Liabilities [Abstract]
Gross amounts of recognised financial liabilities	3,029	4,777
Gross amounts of recognised financial assets set off in the balance sheet	0	0
Net amounts of financial liabilities presented in the balance sheet	3,029	4,777
Financial instruments	(545)	(768)
Cash collateral pledged	(769)	(1,781)
Net amount	1,715	2,228
Offsetting Derivative Liability Securities Sold Under Agreements To Resell Securities Loaned [Abstract]
Gross amounts of recognised financial liabilities	7,767	5,937
Gross amounts of recognised financial assets set off in the balance sheet	0	(51)
Net amounts of financial liabilities presented in the balance sheet	7,767	5,886
Financial instruments collateral	(5,283)	(1,850)
Cash collateral pledged	(769)	(1,781)
Net amount	1,715	2,255
Offsetting Securities Purchased Under Agreements To Resell [Abstract]
Gross amounts of recognised financial assets	39	884
Gross amounts of recognised financial liabilities set off in the balance sheet	0	(51)
Net amounts of financial assets presented in the balance sheet	39	833
Financial instruments collateral	(25)	(829)
Cash collateral received	0	0
Net amount	14	4
Offsetting Securities Sold Under Agreements To Resell [Abstract]
Gross amounts of recognised financial liabilities	4,738	1,160
Gross amounts of recognised financial assets set off in the balance sheet	0	(51)
Net amounts of financial liabilities presented in the balance sheet	4,738	1,109
Financial instruments collateral	(4,738)	(1,082)
Cash collateral pledged		0
Net amount	€ 0	€ 27